Long-term loan	6 Months Ended
Mar. 31, 2026
Long-term loan
Long-term loans

Note 14 — Long-term loan

Long-term loan consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
Long-term loan, non-current portion	(unaudited)	(audited)
Xinmao Group Co., Ltd.	-	$1,809,780
Total long-term loan, non-current portion	-	$1,809,780

The following table summarizes the loan commencement date, loan maturity date, and the effective annual interest rate of the unsecured long-term loan:

	Loan	Loan	Effective
	commencement	maturity	interest
Long-term loans, non-current portion	date	date	rate	Note
Xinmao Group Co., Ltd.	May 1, 2024	April 30, 2027	4.50%	1

1.

On January 1, 2024, the Company entered into a revolving loan of $5.0 million with a third party, with a flexible drawdown and repayment terms from May 1, 2024 to April 30, 2027, and with an annual interest of 4.5% per annum. This loan was fully repaid in March 2026 and the Company lent $2,598,033 to Xinmao Group Co., Ltd. as of March 31, 2026.

For the six months ended March 31, 2026 and 2025, the interest expense was $7,277 and $71,876, respectively.